Summary of Significant Accounting Policies (Potentially Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	16,212,914	15,740,550
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	331,193	331,193
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	15,881,721	15,409,357